UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------

                      Capital Management Investment Trust
                      -----------------------------------
               (Exact name of registrant as specified in charter)


   116 South Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
   --------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)


                               C. Frank Watson III
    116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: November 30, 2003
                                            -----------------


                     Date of reporting period: May 31, 2003
                                               ------------

ITEM 1. Reports to Stockholders.


________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                        FOR THE PERIOD ENDED MAY 31, 2003



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.84%

      Advertising - 2.86%
        (a)Lamar Advertising Company .................................................                   6,500          $   229,190
                                                                                                                        -----------

      Aerospace & Defense - 3.03%
           Parker-Hannifin Corporation ...............................................                   6,000              242,580
                                                                                                                        -----------
      Beverages - 2.69%
           Sensient Technologies Corporation .........................................                   9,500              215,080
                                                                                                                        -----------
      Commercial Services - 4.20%
        (a)Cendant Corporation .......................................................                  20,000              336,000
                                                                                                                        -----------

      Electronics - Components - 6.52%
        (a)Arrow Electronics, Inc. ...................................................                  13,000              221,390
        (a)KLA - Tencor Corporation ..................................................                   6,500              300,495
                                                                                                                        -----------
                                                                                                                            521,885
                                                                                                                        -----------
      Financials - Banks, Commercial - 6.55%
           Compass Bancshares, Inc. ..................................................                   8,000              294,800
           Zions Bancorporation ......................................................                   4,500              229,590
                                                                                                                        -----------
                                                                                                                            524,390
                                                                                                                        -----------
      Food - Processing - 12.18%
           ConAgra Foods, Inc. .......................................................                  10,000              242,700
        (a)Del Monte Foods Company ...................................................                  30,000              273,600
           Flowers Foods, Inc. .......................................................                   9,000              270,000
           McCormick & Company, Incorporated .........................................                   7,000              188,300
                                                                                                                        -----------
                                                                                                                            974,600
                                                                                                                        -----------
      Forest Products & Paper - 2.77%
           Weyerhaeuser Company ......................................................                   4,400              221,672
                                                                                                                        -----------

      Health Care - Drugs / Pharmaceuticals - 3.25%
        (a)IVAX Corporation ..........................................................                  15,000              259,650
                                                                                                                        -----------

      Health Care - Hospital Management - 5.40%
        (a)Community Health Systems, Inc. ............................................                   9,700              202,051
        (a)Oxford Health Plans, Inc. .................................................                   6,200              229,586
                                                                                                                        -----------
                                                                                                                            431,637
                                                                                                                        -----------
      Information Technology - 6.42%
        (a)Flextronics International, Ltd. ...........................................                  28,000              296,800
        (a)L-3 Communications Holdings, Inc. .........................................                   5,000              216,750
                                                                                                                        -----------
                                                                                                                            513,550
                                                                                                                        -----------




                                                                                                                        (Continued)

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
                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 3.26%
           Lincoln National Corporation ..............................................                   7,500          $   261,000
                                                                                                                        -----------

      Insurance - Property & Casualty - 3.15%
           Fidelity National Financial, Inc. .........................................                   8,125              252,444
                                                                                                                        -----------

      Machine - Diversified - 2.73%
           Deere & Company ...........................................................                   5,000              218,350
                                                                                                                        -----------

      Manufacturing - Diversified - 3.22%
           Textron, Inc. .............................................................                   7,400              257,890
                                                                                                                        -----------

      Medical Supplies - 2.94%
           Dentsply International Inc. ...............................................                   6,300              235,557
                                                                                                                        -----------

      Oil & Gas - Equipment & Services - 3.15%
           ENSCO International, Inc. .................................................                   4,200              126,000
        (a)Nabors Industries, Inc. ...................................................                   2,800              126,224
                                                                                                                        -----------
                                                                                                                            252,224
                                                                                                                        -----------
      Oil & Gas - Drilling & Equipment - 1.48%
           Apache Corporation ........................................................                   1,800              118,656
                                                                                                                        -----------

      Packaging & Containers - 2.86%
           Bemis Company, Inc. .......................................................                   5,000              228,900
                                                                                                                        -----------

      Power Producers - 3.37%
           SCANA Corporation .........................................................                   8,000              269,360
                                                                                                                        -----------

      Restaurants & Food - 3.05%
        (a)Brinker International, Inc. ...............................................                   7,000              243,810
                                                                                                                        -----------

      Retail - Specialty - 3.01%
        (a)Office Depot, Inc. ........................................................                  18,000              241,200
                                                                                                                        -----------

      Transportation - Air - 3.12%
           Southwest Airlines Company ................................................                  15,525              249,487
                                                                                                                        -----------

      Trucking & Leasing - 2.63%
           CNF Transportation Inc. ...................................................                   7,000              210,630
                                                                                                                        -----------


           Total Common Stocks (Cost $6,592,002) .............................................................            7,509,742
                                                                                                                        -----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 2.79%

      Evergreen Select Money Market Fund Class I Shares #495 .........................                 223,236          $   223,236
            (Cost $223,236)                                                                                             -----------


Total Value of Investments (Cost $6,815,238 (b)) .....................................                   96.63 %        $ 7,732,978
Other Assets Less Liabilities ........................................................                    3.37 %            269,679
                                                                                                                        -----------
      Net Assets .....................................................................                  100.00 %        $ 8,002,657
                                                                                                        ======          ===========


      (a) Non-income producing investment.

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ......................................................................................          $ 1,052,908
Unrealized depreciation ......................................................................................             (135,168)
                                                                                                                        -----------

           Net unrealized appreciation .......................................................................          $   917,740
                                                                                                                        ===========

























See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $6,815,238) ..........................................................                $ 7,732,978
      Income receivable ................................................................................                     10,338
      Receivable for investments sold ..................................................................                    199,940
      Receivable for fund shares sold ..................................................................                     66,343
      Due from advisor (note 2) ........................................................................                      4,697
      Other assets .....................................................................................                      2,452
                                                                                                                        -----------

           Total assets ................................................................................                  8,016,748
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     14,091
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 8,002,657
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,977,847
      Accumulated net investment loss ..................................................................                     (6,204)
      Accumulated net realized loss on investments .....................................................                   (886,726)
      Net unrealized appreciation on investments .......................................................                    917,740
                                                                                                                        -----------
                                                                                                                        $ 8,002,657
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($7,573,215/539,143 shares) ...............................................................                  $     14.05
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($429,442/31,968 shares) ..................................................................                  $     13.43
                                                                                                                        ===========
      Maximum offering price per share (100/97 of $13.43) ............................................                  $     13.85
                                                                                                                        ===========



















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $    51,899
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   37,630
           Fund administration fees (note 2) .............................................................                    4,704
           Distribution and service fees - Investor Shares (note 3) ......................................                    1,663
           Custody fees ..................................................................................                    2,393
           Registration and filing administration fees (note 2) ..........................................                    2,182
           Fund accounting fees (note 2) .................................................................                   18,376
           Audit fees ....................................................................................                    6,519
           Legal fees ....................................................................................                    6,016
           Securities pricing fees .......................................................................                    1,407
           Shareholder recordkeeping fees ................................................................                   12,000
           Other accounting fees (note 2) ................................................................                    7,296
           Shareholder servicing expenses ................................................................                    1,186
           Registration and filing expenses ..............................................................                    4,381
           Printing expenses .............................................................................                    1,745
           Trustee fees and meeting expenses .............................................................                    1,975
           Other operating expenses ......................................................................                    2,115
                                                                                                                        -----------

               Total expenses ............................................................................                  111,588
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (15,855)
                    Investment advisory fees waived (note 2) .............................................                  (37,630)
                                                                                                                        -----------

               Net expenses ..............................................................................                   58,103
                                                                                                                        -----------

                    Net investment loss ..................................................................                   (6,204)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (71,184)
      Increase in unrealized appreciation on investments .................................................                  170,338
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                   99,154
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $    92,950
                                                                                                                        ===========








See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended           Year ended
                                                                                                     May 31,            November 30,
                                                                                                     2003 (a)               2002
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment (loss) income ..................................................           $    (6,204)         $    14,637
         Net realized loss from investment transactions ................................               (71,184)            (192,264)
         Increase (decrease) in unrealized appreciation on investments .................               170,338             (324,282)
                                                                                                   -----------          -----------

              Net increase (decrease) in net assets resulting from operations ..........                92,950             (501,909)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income - Institutional Shares ..................................                     0              (17,141)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)              (423,588)             777,063
                                                                                                   -----------          -----------

                     Total (decrease) increase in net assets ...........................              (330,638)             258,013

NET ASSETS
     Beginning of period ...............................................................             8,333,295            8,075,282
                                                                                                   -----------          -----------

     End of period .....................................................................           $ 8,002,657          $ 8,333,295
                                                                                                   ===========          ===========



(a) Unaudited.

(b) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                    Period ended                              Year ended
                                                                  May 31, 2003 (a)                         November 30, 2002
                                                            Shares               Value                Shares               Value
---------------------------------------------------    -----------------------------------------------------------------------------
               INSTITUTIONAL SHARES
---------------------------------------------------
Shares sold .......................................           27,286          $   348,301              413,273          $ 6,518,395
Shares issued for reinvestment of distributions ...                0                    0                1,174               17,141
Shares redeemed ...................................          (51,694)            (652,594)            (347,961)          (5,629,563)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase ......................          (24,408)         $  (304,293)              66,486          $   905,973
                                                         ===========          ===========          ===========          ===========
---------------------------------------------------
                INVESTOR SHARES
---------------------------------------------------
Shares sold .......................................              141          $     1,769                2,472          $    37,977
Shares issued for reinvestment of distributions ...                0                    0                    0                    0
Shares redeemed ...................................           (9,623)            (121,064)             (11,253)            (166,887)
                                                         -----------          -----------          -----------          -----------
     Net decrease .................................           (9,482)         $  (119,295)              (8,781)         $  (128,910)
                                                         ===========          ===========          ===========          ===========
---------------------------------------------------
                 FUND SUMMARY
---------------------------------------------------
Shares sold .......................................           27,427          $   350,070              415,745          $ 6,556,372
Shares issued for reinvestment of distributions ...                0                    0                1,174               17,141
Shares redeemed ...................................          (61,317)            (773,658)            (359,214)          (5,796,450)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase ......................          (33,890)         $  (423,588)              57,705          $   777,063
                                                         ===========          ===========          ===========          ===========


See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended                For the Years ended November 30,
                                                             May 31,
                                                             2003 (a)        2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................  $     13.81    $     14.80    $     17.55    $     16.80    $     14.21

   Income (loss) from investment operations
        Net investment (loss) income ...................        (0.01)          0.03           0.04           0.09           0.03
        Net realized and unrealized gain (loss)
            on investments .............................         0.25          (0.99)          0.09           1.99           2.58
                                                          -----------    -----------    -----------    -----------    -----------
            Total from investment operations ...........         0.24          (0.96)          0.13           2.08           2.61
                                                          -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ..........................         0.00          (0.03)         (0.07)         (0.05)         (0.02)
        Net realized gain from investment transactions .         0.00           0.00          (2.81)         (1.28)          0.00
                                                          -----------    -----------    -----------    -----------    -----------
            Total distributions ........................         0.00          (0.03)         (2.88)         (1.33)         (0.02)
                                                          -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................  $     14.05    $     13.81    $     14.80    $     17.55    $     16.80
                                                          ===========    ===========    ===========    ===========    ===========


Total return ...........................................         1.74 %        (6.49)%        (0.41)%        12.89 %        18.41 %
                                                          ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ........................  $ 7,573,215    $ 7,783,820    $ 7,358,919    $ 7,501,967    $ 5,796,478
                                                          ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
         Before expense reimbursements and waived fees           2.92 %(b)      2.72 %         2.85 %         1.87 %         2.81 %
         After expense reimbursements and waived fees            1.50 %(b)      1.50 %         1.50 %         1.50 %         1.50 %
      Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees          (1.54)%(b)     (0.99)%        (1.07)%         0.17 %        (1.07)%
         After expense reimbursements and waived fees           (0.12)%(b)      0.23 %         0.28 %         0.54 %         0.24 %

      Portfolio turnover rate                                   26.04 %        48.46 %        66.38 %       105.27 %       114.00 %

(a) Unaudited.
(b) Annualized.
                                                                                                                        (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended            For the Years ended November 30,
                                                             May 31,
                                                             2003 (a)         2002           2001          2000            1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................   $     13.26    $     14.26    $     17.04    $     16.41    $     13.96

      Income (loss) from investment operations
           Net investment loss .........................         (0.06)         (0.08)         (0.07)         (0.04)         (0.11)
           Net realized and unrealized gain (loss)
               on investments ..........................          0.23          (0.92)          0.10           1.95           2.56
                                                           -----------    -----------    -----------    -----------    -----------
               Total from investment operations ........          0.17          (1.00)          0.03           1.91           2.45
                                                           -----------    -----------    -----------    -----------    -----------
      Distributions to shareholders from
           Net realized gain from investment transactions         0.00           0.00          (2.81)         (1.28)          0.00
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................   $     13.43    $     13.26    $     14.26    $     17.04    $     16.41
                                                           ===========    ===========    ===========    ===========    ===========

Total return (c) .......................................          1.36 %        (7.01)%        (1.18)%        12.17 %        17.55 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ........................   $   429,442    $   549,475    $   716,363    $   786,435    $ 1,031,661
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          3.68 %(b)      3.48 %         3.60 %         2.63 %         3.56 %
           After expense reimbursements and waived fees           2.25 %(b)      2.25 %         2.25 %         2.25 %         2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (2.29)%(b)     (1.74)%        (1.81)%        (0.57)%        (1.82)%
           After expense reimbursements and waived fees          (0.87)%(b)     (0.51)%        (0.46)%        (0.19)%        (0.51)%

      Portfolio turnover rate                                    26.04 %        48.46 %        66.38 %       105.27 %       114.00 %

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.
                                                                                     See accompanying notes to financial statements



                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are generally valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. FederalIncome Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  The Fund has capital loss carryforwards for federal income tax purposes of $623,278 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.




                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $15,855 of the operating expenses incurred by the Fund for the period ended May 31, 2003. The Advisor has also voluntarily waived a portion of its fee amounting to $37,630 ($0.06 per share) for the period ended May 31, 2003.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.




                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003
                                   (Unaudited)


         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2003, the Distributor retained sales charges in the amount of $3.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $1,663 of such expenses for the period ended May 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $1,884,894 and $2,209,077, respectively, for the period ended May 31, 2003.

                    (This page was intentionally left blank)

                    (This page was intentionally left blank)

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                        FOR THE PERIOD ENDED MAY 31, 2003



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.79%

      Auto Parts - Original Equipment - 5.61%
           Superior Industries International .........................................                   3,000          $   116,987
                                                                                                                        -----------

      Computer Software & Services - 4.00%
        (a)Borland Software Corporation ..............................................                   5,000               50,600
        (a)Take-Two Interactive Software .............................................                   1,300               32,825
                                                                                                                        -----------
                                                                                                                             83,425
                                                                                                                        -----------
      Computer - Peripherals - 3.07%
        (a)Cyberguard Corporation ....................................................                  10,000               63,892
                                                                                                                        -----------

      Cosmetics & Personal - 1.25%
           The Dial Corporation ......................................................                   1,300               26,000
                                                                                                                        -----------

      Educational Services - 2.50%
        (a)Sylvan Learning Systems, Inc. .............................................                   2,500               52,150
                                                                                                                        -----------

      Electrical Equipment - 1.35%
           Baldor Electric Company ...................................................                   1,250               28,125
                                                                                                                        -----------

      Electronics - Components - 2.86%
        (a)Axcelis Technologies, Inc. ................................................                  10,000               59,600
                                                                                                                        -----------

      Electronics - Semiconductor - 5.01%
           Helix Technology Corporation ..............................................                   4,000               53,960
        (a)Photronics, Inc. ..........................................................                   3,000               50,520
                                                                                                                        -----------
                                                                                                                            104,480
                                                                                                                        -----------
      Financials - Banks, Commercial - 3.79%
           Compass Bancshares, Inc. ..................................................                   1,500               55,275
           Cullen/Frost Bankers, Inc. ................................................                     700               23,849
                                                                                                                        -----------
                                                                                                                             79,124
                                                                                                                        -----------
      Financial - Consumer Credit - 3.61%
        (a)AmeriCredit Corporation ...................................................                   8,000               75,200
                                                                                                                        -----------

      Food - Processing - 4.15%
           Flowers Foods, Inc. .......................................................                   1,500               45,000
        (a)United Natural Foods Inc. .................................................                   1,500               41,550
                                                                                                                        -----------
                                                                                                                             86,550
                                                                                                                        -----------
      Industrial Products - 1.79%
        (a)Taro Pharmaceutical Industries Ltd. .......................................                   1,000               37,350
                                                                                                                        -----------

      Lodging - Hotels - 1.78%
        (a)Choice Hotels International, Inc. .........................................                   1,500               37,155
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Manufacturing - Diversified - 2.96%
           American Biltrite Inc. ....................................................                   4,000          $    30,000
           Tupperware Corporation ....................................................                   2,000               31,760
                                                                                                                        -----------
                                                                                                                             61,760
                                                                                                                        -----------
      Medical Supplies - 12.45%
        (a)Advanced Neuromodulation Systems, Inc. ....................................                   1,500               71,955
        (a)Resmed, Inc. ..............................................................                   1,500               59,700
        (a)Respironics, Inc. .........................................................                   2,000               73,760
        (a)Sybron Dental Specialties, Inc. ...........................................                   2,500               54,250
                                                                                                                        -----------
                                                                                                                            259,665
                                                                                                                        -----------
      Office & Business Equipment - 1.75%
           John H. Harland Company ...................................................                   1,500               36,555
                                                                                                                        -----------

      Oil & Gas - Drilling - 5.03%
           Cabot Oil & Gas Corporation ...............................................                   1,000               27,090
        (a)Climarex Energy Company ...................................................                   2,000               43,500
        (a)Oceaneering International, Inc. ...........................................                   1,250               34,313
                                                                                                                        -----------
                                                                                                                            104,903
                                                                                                                        -----------
      Oil & Gas - Equipment & Services - 2.14%
        (a)Bolt Technology Corporation ...............................................                   3,000               10,230
        (a)Superior Energy Services, Inc. ............................................                   3,000               34,320
                                                                                                                        -----------
                                                                                                                             44,550
                                                                                                                        -----------
      Oil & Gas - International - 1.82%
        (a)Pride International, Inc. .................................................                   2,000               38,060
                                                                                                                        -----------

      Power Producers - 2.50%
           Cleco Corporation .........................................................                   3,000               52,200
                                                                                                                        -----------

      Real Estate Investment - 1.93%
           Crown American Realty Trust ...............................................                   4,000               40,160
                                                                                                                        -----------

      Restaurants & Food Service - 3.92%
        (a)RARE Hospitality International, Inc. ......................................                   1,500               42,870
        (a)Sonic Corporation .........................................................                   1,500               38,835
                                                                                                                        -----------
                                                                                                                             81,705
                                                                                                                        -----------
      Retail - Building Supplies - 2.90%
        (a)Advanced Energy Industries, Inc. ..........................................                   4,500               60,480
                                                                                                                        -----------

      Storage & Warehouse - 3.48%
        (a)SanDisk Corporation .......................................................                   2,000               72,660
                                                                                                                        -----------

      Transportation - Air - 1.77%
           SkyWest, Inc. .............................................................                   2,700               36,936
                                                                                                                        -----------

                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Utilities - Gas - 2.32%
           South Jersey Industries, Inc. .............................................                   1,300          $    48,451
                                                                                                                        -----------

      Utilities - Water - 3.05%
           Philadelphia Suburban Corporation .........................................                   1,275               29,988
           Southwest Water Company ...................................................                   2,500               33,700
                                                                                                                        -----------
                                                                                                                             63,688
                                                                                                                        -----------

           Total Common Stocks (Cost $1,607,537) .....................................                                    1,851,811
                                                                                                                        -----------

INVESTMENT COMPANIES - 8.58%

      Evergreen Money Market Fund Class I Shares #218 ................................                  89,533               89,533
      Evergreen Select Money Market Fund Class I Shares #495 .........................                  89,533               89,533
                                                                                                                        -----------

           Total Investment Companies (Cost $179,066) ........................................................              179,066
                                                                                                                        -----------

Total Value of Investments (Cost $1,786,603 (b)) .....................................                   97.37 %         $2,030,877
Other Assets Less Liabilities ........................................................                    2.63 %             54,785
                                                                                                     ---------          -----------

      Net Assets .....................................................................                  100.00 %        $ 2,085,662
                                                                                                     =========          ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



Unrealized appreciation ......................................................................................          $   264,592
Unrealized depreciation ......................................................................................              (20,318)
                                                                                                                        -----------

           Net unrealized appreciation .......................................................................          $   244,274
                                                                                                                        ===========











See accompanying notes to financial statements


                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $1,786,603) ..........................................................                $ 2,030,877
      Cash .............................................................................................                     91,841
      Income receivable ................................................................................                      1,347
      Receivable for investments sold ..................................................................                    121,477
      Receivable for fund shares sold ..................................................................                     66,448
      Due from advisor (note 2) ........................................................................                     18,090
      Other assets .....................................................................................                      1,234
                                                                                                                        -----------

           Total assets ................................................................................                  2,331,314
                                                                                                                        -----------
LIABILITIES
      Accrued expenses .................................................................................                     11,404
      Payable for investment purchases .................................................................                    234,248
                                                                                                                        -----------

           Total liabilities ...........................................................................                    245,652
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 2,085,662
                                                                                                                        ===========


NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 1,932,190
      Accumulated net investment loss ..................................................................                     (1,570)
      Accumulated net realized loss on investments .....................................................                    (89,232)
      Net unrealized appreciation on investments .......................................................                    244,274
                                                                                                                        -----------
                                                                                                                        $ 2,085,662
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,014,214/159,546 shares) .................................................................                $     12.62
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($71,448/5,785 shares) ......................................................................                $     12.35
                                                                                                                        ===========
      Maximum offering price per share (100/97 of $12.35) ..............................................                $     12.73
                                                                                                                        ===========















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................................        $     8,939
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ...................................................................              7,002
           Fund administration fees (note 2) ...................................................................                875
           Distribution and service fees - Investor Shares (note 3) ............................................                244
           Custody fees ........................................................................................              2,393
           Registration and filing administration fees (note 2) ................................................              1,047
           Fund accounting fees (note 2) .......................................................................             18,070
           Audit fees ..........................................................................................              6,817
           Legal fees ..........................................................................................              6,015
           Securities pricing fees .............................................................................              1,538
           Shareholder recordkeeping fees ......................................................................             12,000
           Other accounting fees (note 2) ......................................................................             11,125
           Shareholder servicing expenses ......................................................................              1,303
           Registration and filing expenses ....................................................................              1,057
           Printing expenses ...................................................................................              1,757
           Trustee fees and meeting expenses ...................................................................              4,148
           Other operating expenses ............................................................................              1,734
                                                                                                                        -----------

               Total expenses ..................................................................................             77,125
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ............................................................            (59,377)
                    Investment advisory fees waived (note 2) ...................................................             (7,002)
                    Distribution and service fees waived - Investor Class Shares (note 3) ......................               (237)
                                                                                                                        -----------

               Net expenses ....................................................................................             10,509
                                                                                                                        -----------

                    Net investment loss ........................................................................             (1,570)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ...........................................................             (5,659)
      Increase in unrealized appreciation on investments .......................................................            153,028
                                                                                                                        -----------

           Net realized and unrealized gain on investments .....................................................            147,369
                                                                                                                        -----------

               Net increase in net assets resulting from operations ............................................        $   145,799
                                                                                                                        ===========







See accompanying notes to financial statements



                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended           Year ended
                                                                                                     May 31,            November 30,
                                                                                                     2003 (a)                2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss ........................................................              $    (1,570)         $    (1,794)
         Net realized (loss) gain from investment transactions ......................                   (5,659)              15,565
         Increase in unrealized appreciation on investments .........................                  153,028               51,667
                                                                                                   -----------          -----------
              Net increase in net assets resulting from operations ..................                  145,799               65,438
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .......                  640,595              858,206
                                                                                                   -----------          -----------

                     Total increase in net assets ...................................                  786,394              923,644

NET ASSETS
     Beginning of period ............................................................                1,299,268              375,624
                                                                                                   -----------          -----------

     End of period ..................................................................              $ 2,085,662          $ 1,299,268
                                                                                                   ===========          ===========


(a) Unaudited.

(b) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                   Period ended                              Year ended
                                                                 May 31, 2003 (a)                         November 30, 2002
                                                            Shares               Value               Shares               Value
---------------------------------------------------    -----------------------------------------------------------------------------
               INSTITUTIONAL SHARES
---------------------------------------------------
Shares sold ................................                  58,009          $   640,704               75,631          $   858,415
Shares redeemed ............................                     (11)                (109)                 (19)                (209)
                                                         -----------          -----------          -----------          -----------
     Net increase ..........................                  57,998          $   640,595               75,612          $   858,206
                                                         ===========          ===========          ===========          ===========
---------------------------------------------------
                 INVESTOR SHARES
---------------------------------------------------
Shares sold ................................                       0          $         0                    0          $         0
Shares redeemed ............................                       0                    0                    0                    0
                                                         -----------          -----------          -----------          -----------
     Net increase ..........................                       0          $         0                    0          $         0
                                                         ===========          ===========          ===========          ===========
---------------------------------------------------
                  FUND SUMMARY
---------------------------------------------------
Shares sold ................................                  58,009          $   640,704               75,631          $   858,415
Shares redeemed ............................                     (11)                (109)                 (19)                (209)
                                                         -----------          -----------          -----------          -----------
     Net increase ..........................                  57,998          $   640,595               75,612          $   858,206
                                                         ===========          ===========          ===========          ===========








See accompanying notes to financial statements



                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended                For the Years ended November 30,
                                                             May 31,
                                                             2003 (a)        2002           2001          2000           1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $     12.12    $     11.88    $     13.06    $     13.91    $     10.99

   Income (loss) from investment operations
        Net investment (loss) income ................         (0.01)         (0.02)          0.02           0.03          (0.01)
        Net realized and unrealized gain (loss)
            on investments ..........................          0.51           0.26          (0.40)          1.06           2.93
                                                        -----------    -----------    -----------    -----------    -----------
            Total from investment operations ........          0.50           0.24          (0.38)          1.09           2.92
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income .......................          0.00           0.00          (0.03)          0.00           0.00
        Net realized gain from investment transactions         0.00           0.00          (0.77)         (1.94)          0.00
                                                        -----------    -----------    -----------    -----------    -----------
            Total distributions .....................          0.00           0.00          (0.80)         (1.94)          0.00
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ......................   $     12.62    $     12.12    $     11.88    $     13.06    $     13.91
                                                        ===========    ===========    ===========    ===========    ===========


Total return ........................................          4.21 %         2.02 %        (3.61)%         8.51 %        26.57 %
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period ........................   $ 2,014,214    $ 1,230,524    $   308,206    $   488,093    $   158,754
                                                        ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees         10.97 %(c)     21.46 %        30.23 %        24.48 %        55.71 %(c)
        After expense reimbursements and waived fees           1.50 %(c)      1.50 %         1.50 %         1.50 %         1.50 %(c)
   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (9.70)%(c)    (20.25)%       (28.55)%       (22.72)%       (54.36)%(c)
        After expense reimbursements and waived fees          (0.24)%(c)     (0.29)%         0.18 %         0.27 %        (0.15)%(c)

   Portfolio turnover rate                                    14.86 %        29.61 %        61.84 %       131.47 %       145.58 %

(a) Unaudited.
(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(c) Annualized.
                                                                                                                         (Continued)






                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended                For the Years ended November 30,
                                                             May 31,
                                                             2003 (a)        2002           2001          2000           1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............    $     11.88    $     11.65     $    12.86    $     13.82    $     10.99

   Income (loss) from investment operations
        Net investment loss ........................          (0.01)         (0.01)         (0.05)         (0.08)         (0.10)
        Net realized and unrealized gain (loss)
            on investments .........................           0.48           0.24          (0.39)          1.06           2.93
                                                        -----------    -----------    -----------    -----------    -----------
            Total from investment operations .......           0.47           0.23          (0.44)          0.98           2.83
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net realized gain from investment transactions         0.00           0.00          (0.77)         (1.94)          0.00
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................    $     12.35    $     11.88    $     11.65    $     12.86    $     13.82
                                                        ===========    ===========    ===========    ===========    ===========

Total return (d) ...................................           3.95 %         2.06 %        (4.20)%         7.67 %        25.75 %
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .......................    $    71,448    $    68,744    $    67,418    $    67,719    $    62,854
                                                        ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees      11.99 %(c)        25.73 %        30.46 %        24.24 %        56.45 %(c)
        After expense reimbursements and waived fees        1.52 %(c)         1.53 %         2.12 %         2.25 %         2.25 %(c)
   Ratio of net investment income (loss) to average net assets
        Before expense reimbursements and waived fees     (10.69)%(c)       (24.31)%       (28.81)%       (22.55)%       (55.11)%(c)
        After expense reimbursements and waived fees       (0.22)%(c)        (0.10)%        (0.47)%        (0.56)%        (0.91)%(c)

   Portfolio turnover rate                                 14.86 %           29.61 %        61.84 %       131.47 %       145.58 %

(a) Unaudited.
(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.

                                                                                     See accompanying notes to financial statements



                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are generally valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  The Fund has capital loss carryforwards for federal income tax purposes of $79,267, which expire in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.




                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $7,002 ($0.06 per share) and reimbursed $59,377 of the operating expenses incurred by the Fund for the period ended May 31, 2003.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003
                                   (Unaudited)


         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2003, the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares average daily net assets. The Fund incurred $244 of such expenses for the period ended May 31, 2003. The Distributor has voluntarily waived a portion of its fee amounting to $237.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $952,191 and $156,268, respectively, for the period ended May 31, 2003.

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













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


________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

ITEM 2. Code of Ethics.


       Not applicable.





ITEM 3. Audit Committee Financial Expert.


       Not applicable.





ITEM 4. Principal Accountant Fees and Services.


       Not applicable.





ITEMS 5-6. [Reserved]





ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.


       Not applicable.





ITEM 8.  [Reserved]





ITEM 9. Controls and Procedures.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.




ITEM 10. Exhibits.


(a)(1) Not applicable.


(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith as Exhibit (a)(2) attached as Exhibit 99.CERT.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith as Exhibit (b) attached as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: July 23, 2003







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust

Date: July 23, 2003





By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date: July 23, 2003